Operating lease and other commitments (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Beginning balance	$ 425,620	$ 147,036
Renewed office lease	0	144,169
Repayments of lease liability	(59,889)	(67,852)
Other	5,279	1,394
Ending balance	371,010	224,747
Lease liability due within one year	33,381	100,473
Lease liability long term	$ 337,629	$ 124,274